Securities - Summary of Allowance for Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of year	$ 3,276
Balance at end of year	4,117	$ 3,276
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	24
Balance at end of year	22	24
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	39	34
Provision for (reversal of) credit losses	3	(1)
Foreign exchange and other		6
Balance at end of year	42	39
Debt Securities Measured at Amortized Costs [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	15
Balance at end of year	20	15
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	4
Balance at end of year	2	4
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	7	6
Provision for (reversal of) credit losses	2
Foreign exchange and other	(1)	1
Balance at end of year	8	7
Stage 1 [member] | Debt Securities Measured at Amortized Costs [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	6	3
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20
Balance at end of year	20	20
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20	15
Provision for (reversal of) credit losses		2
Foreign exchange and other		3
Balance at end of year	20	20
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	664
Balance at end of year	1,072	664
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	12	13
Provision for (reversal of) credit losses	1	(3)
Foreign exchange and other	1	2
Balance at end of year	14	12
Stage 3 [member] | Debt Securities Measured at Amortized Costs [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	12
Balance at end of year	$ 14	$ 12